Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer California Municipal Fund))	0 Months Ended
Nov. 28, 2011
Class A
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.24%
Interest and Fees from Borrowing	0.07%
Interest and Related Expenses from Inverse Floater	0.24%
Other Expenses	0.06%
Total Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.06%
Class B
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.07%
Interest and Related Expenses from Inverse Floater	0.24%
Other Expenses	0.16%
Total Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.92%
Class C
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.07%
Interest and Related Expenses from Inverse Floater	0.24%
Other Expenses	0.08%
Total Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.84%
Class Y
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.06%
Interest and Related Expenses from Inverse Floater	0.24%
Other Expenses	0.10%
Total Other Expenses	0.40%
Total Annual Fund Operating Expenses	0.85%